Consolidated Statements of Shareholders’ Equity ₨ in Millions, $ in Millions		Equity share capital INR (₨)	Equity share capital USD ($)	Additional paid-in capital INR (₨)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss INR (₨)		Accumulated other comprehensive loss USD ($)	[1]	Accumulated deficit INR (₨)	Accumulated deficit USD ($)	Total APGL shareholders’ equity INR (₨)	Total APGL shareholders’ equity USD ($)	Non- controlling interests INR (₨)	Non- controlling interests USD ($)	INR (₨)	USD ($)
Balance (in INR) at Mar. 31, 2020		₨ 2		₨ 37,533		₨ (1,937)	[1]			₨ (8,580)		₨ 27,018		₨ 199		₨ 27,217
Proceeds from issuance of equity shares				424			[1]					424				424
Net profit (loss)							[1]			(4,206)		(4,206)		5		(4,201)
Other comprehensive Income (loss)						965	[1]					965				965
Share based compensation				47			[1]					47				47
Balance (in INR) at Mar. 31, 2021		2		38,004		(972)	[1]			(12,786)		24,248		204		24,452
Transaction with NCI							[1]			(422)		(422)		480		58
Proceeds from issuance of equity shares	[2]	1		18,621			[1]					18,622				18,622
Net profit (loss)							[1]			(2,104)		(2,104)		(22)		(2,126)
Other comprehensive Income (loss)						(1,531)	[1]					(1,531)				(1,531)
Share based compensation				101			[1]					101				101
Balance (in INR) at Mar. 31, 2022		3		56,726		(2,503)	[1]			(15,312)		38,914		662		39,576
Proceeds from issuance of equity shares	[3]						[1]
Net profit (loss)							[1]			(2,285)		(2,285)		(37)		(2,322)	$ (28.3)
Other comprehensive Income (loss)						(1,736)						(1,736)				(1,736)	(21.1)
Share based compensation				17			[1]					17				17
Balance (in INR) at Mar. 31, 2023		₨ 3		₨ 56,743		₨ (4,239)	[1]			₨ (17,597)		₨ 34,910		₨ 625		₨ 35,535	432.3
Balance (in Dollars) | $			$ 0.0		$ 690.4			$ (51.6)			$ (214.1)		$ 424.7		$ 7.6		$ 432.4

[1]	Refer note 16 for components of accumulated other comprehensive loss.
[2]	Includes the related immaterial impact of restricted stock units (“RSU”) which had been converted into restricted stock (“RS”)/ share-based settlement during the previous year.
[3]	Refer note 16 for reconciliation of number of equity shares.